Other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER ACCOUNTS PAYABLE [Line Items]
Employees and payroll accruals	$ 677	$ 463
Accrued expenses	554	639
Accounts Payable, Other, Current	$ 1,231	$ 1,102